Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2017	2016

Derivatives (See Note 11)	$30	$32
Professional services	149	118
Tax accruals	69	58
Other	56	51

	$304	$259